Notes to Profit or Loss - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	€ 0	€ 0
Deferred Tax Liability	0	3,507
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	1	0
Deferred Tax Liability	448	0
Intangible asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	8,138	0
Deferred Tax Liability	1,351	4,317
Receivables and other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	319
Deferred Tax Liability	55	0
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	278
Deferred Tax Liability	9,778	0
Other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	213
Deferred Tax Liability	350	0
Tax Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	3,873	0
Deferred Tax Liability	0	0
Offsetting [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(11,982)	(810)
Deferred Tax Liability	€ (11,982)	€ (810)